Segment Information - Summary of Revenue Generated from External Customers by Geographical Regions (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Geographic Areas Revenues from External Customers [Line Items]
Revenues	$ 611.6	$ 478.2	$ 440.1
North America
Geographic Areas Revenues from External Customers [Line Items]
Revenues	338.0	250.8	229.3
North America | Medical Segment
Geographic Areas Revenues from External Customers [Line Items]
Revenues	138.6	57.5	41.0
North America | Industrial Segment
Geographic Areas Revenues from External Customers [Line Items]
Revenues	199.4	193.3	188.3
Europe
Geographic Areas Revenues from External Customers [Line Items]
Revenues	258.6	211.4	196.8
Europe | Medical Segment
Geographic Areas Revenues from External Customers [Line Items]
Revenues	17.1	5.2	1.9
Europe | Industrial Segment
Geographic Areas Revenues from External Customers [Line Items]
Revenues	241.5	206.2	194.9
Asia Pacific
Geographic Areas Revenues from External Customers [Line Items]
Revenues	15.0	16.0	14.0
Asia Pacific | Medical Segment
Geographic Areas Revenues from External Customers [Line Items]
Revenues	0.0	0.0	0.0
Asia Pacific | Industrial Segment
Geographic Areas Revenues from External Customers [Line Items]
Revenues	$ 15.0	$ 16.0	$ 14.0